Taxes on Income (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income (loss) before income taxes, as reported in the statements of operations	$ (6,663)	$ (2,352)	$ 2,984
Statutory tax rate in Israel	23.00%	23.00%	24.00%
Theoretical tax benefit	$ (1,532)	$ (541)	$ 716
Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	12	(55)	(166)
Non-deductible expenses and other permanent differences	473	446	987
Differences in taxes arising from foreign currency exchange, net	42	208	(856)
Changes in carry forward tax losses and other temporary differences for which valuation allowance was provided	910	(20)	(554)
Withholding taxes that were deducted by the Company's customers		10	32
Other	264	15	(76)
Income taxes	$ 169	$ 63	$ 83